Employee Retirement and Severance Benefits (Accumulated Benefit Obligation for All Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 869,355	¥ 740,545
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 377,004	¥ 338,160